UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

600 University Street, Suite 3010
Seattle, Washington 98101-1129

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Kavilco Incorporated

Schedule of Investments

For period ended March 31, 2009 (unaudited)

	Principal amount/shares	Market Value
INVESTMENTS IN SECURITIES
Corporate obligations - 99.6%
Communications - 16.8%
Verizon NE Inc., 6.500%, due September 15, 2011	1,000,000	$1,036,297
Comcast Corp., 10.625%, due July 15, 2012	1,338,000	1,472,548
AT&T, 5.100%, due September 15, 2014	1,250,000	1,254,209
CBS Corporation, 4.625%, due May 15, 2018	2,000,000	1,299,798
Total Communications		5,062,852

Chemical Industry - 5.1%
E.I. Du Pont de Nemour, 5.250%, due December 15, 2016	1,519,000	1,525,308

Consumer, Cyclical - 14.6%

Wal-Mart Stores, 6.875%, due August 10, 2009	1,000,000	1,018,674

Dayton Hudson, 8.600%, due January 15, 2012	100,000	107,944
Home Depot Inc., 5.250%, due December 16, 2013	1,000,000	974,349
Safeway Inc., 5.625%, due August 15, 2014	1,229,000	1,257,942
Target Corp., 5.875%, due July 15, 2016	1,000,000	1,037,401

Total Consumer, Cyclical		4,396,310

Consumer, Non-cyclical - 11.4%

Clorox Company, 6.125%, due February 1, 2011	1,000,000	1,046,709
Yum! Brands Inc., 8.875%, due April 15, 2011	1,000,000	1,066,890
Coca Cola Enterprises, 8.500%, due February 1, 2012	700,000	782,398
McDonald's Corp., 5.300%, due March 15, 2017	500,000	523,961

Total Consumer, Non-cyclical		3,419,958

Energy - 13.4%
Smith International Inc., 6.750%, due February 15, 2011	500,000	502,841

Plains All American Pipeline, 6.125%, due January 15, 2017	1,345,000	1,142,787
XTO Energy Inc., 6.250%, August 1, 2017	1,000,000	975,242

Transocean Sedco Forex Inc., 7.375%, due April 15, 2018	1,350,000	1,385,925

Total Energy		4,006,795

Financial - 3.4%

Bear Stearns, 7.625%, due December 7, 2009	1,000,000	1,015,769

Industrial - 11.7%
CSX Corp., 6.750%, due March 15, 2011	450,000	452,875
CSX Corp., 5.500%, due August 1, 2013	964,000	918,282
TYCO Intl Group, 6.000%, due November 15, 2013	1,245,000	1,171,369

Union Pacific Corp., 4.875%, due January 15, 2015	1,000,000	954,228

Total Industrial		3,496,754

Technology - 9.2%
Xerox Corporation, 5.500%, due May 15, 2012	2,000,000	1,732,140
Cisco Systems Inc., 5.500%, due February 22, 2016	960,000	1,015,812

Total Technology		2,747,952

Utilities - 14.0%

American Electric Power, 5.375%, due March 15, 2010	1,475,000	1,489,455
Dominion Resources, 5.000%, due March 15, 2013	1,000,000	997,212
Potomac Electrical Power, 4.650%, due April 15, 2014	600,000	584,814
Southern Power Company, 4.875%, due July 15, 2015	1,250,000	1,135,270

Total Utilities		4,206,751

Total Corporate Obligations (cost $30,731,288)		29,878,449

Common Stock - 0.4%
Computer Software & Services - 0.22%
Microsoft Corp.	3,640	66,867

Electric Utility - less than 1%
Duke Energy Corp.	700	10,024
Southern Company	600	18,372

Total Electric Utility		28,396

Telecommunication Services - less than 1%
CenturyTel Inc.	800	22,496

Total Common Stock (cost $88,864)		117,759

Total investments in securities (identified cost $30,820,152)		$29,996,208

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Company adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data from sources independent of the Company. Unobservable inputs reflect the Company’s own assumption about the assumptions that market participants would use in pricing the asset or liability developed on the best information available in the circumstance.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 securities. Since valuations are based on quoted prices that are readily available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table presents information about the Company’s assets measured at fair value as of March 31, 2009:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2009

ASSETS
Common Stock	$117,759	$-	$-	$117,759
U.S. Corporate Obligations	-	29,878,449	-	29,878,449

	$117,759	$29,878,449	$-	$29,996,208

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the first fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President/Chief Executive Officer

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis A. Thompson
Louis A. Thompson
President/Chief Executive Officer

Date: May 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: May 14, 2009